Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 2,995	$ 3,645
Current lease liabilities	1,076	1,137
Non-current lease liabilities	2,309	2,863
Lease liabilities	3,385	4,000
Amortization of right of use assets	730	421
Interest expense on lease liabilities	254	501
Expense relating to short-term leases for which recognition exemption has been used	943	823
Cash outflow for leases		(552)
Offices
Disclosure Of Leases [Line Items]
Right-of-use assets	2,995	3,645
Amortization of right of use assets	$ 730	$ 421